Fair Value Measurement (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 12,352,981,729	$ 11,421,304,575
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	3,930,729,682	3,537,607,408
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	3,299,712,114	2,910,557,652
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	631,017,568	627,049,756
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	271,095,936	283,354,047
Common stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	271,095,936	283,354,047
Common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	271,095,936	283,354,047
Common stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Registered Investment Co Funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,561,045	5,776,318
Registered Investment Co Funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,561,045	5,776,318
Registered Investment Co Funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	557,626,935	546,068,377
Short-term investments | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	557,626,935	546,068,377
Short-term investments | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Short-term investments | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	557,626,935	546,068,377
Common Stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	630,347,100	530,491,268
Common Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	630,347,100	530,491,268
Common Stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Registered investment co. | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,122,583,774	1,831,295,606
Registered investment co. | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,122,583,774	1,831,295,606
Registered investment co. | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Money market | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	273,026,195	259,487,778
Money market | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	273,026,195	259,487,778
Money market | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Rights/warrants | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	98,064	152,636
Rights/warrants | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	98,064	152,636
Rights/warrants | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Corporate bonds/other | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	10,779,070	9,837,515
Corporate bonds/other | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Corporate bonds/other | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	10,779,070	9,837,515
Short-Term investments | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	35,598,358	46,209,422
Short-Term investments | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Short-Term investments | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	35,598,358	46,209,422
US Government securities | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	27,013,205	24,934,442
US Government securities | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
US Government securities | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	27,013,205	24,934,442
Common/collective funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	8,422,252,047	7,883,697,167
Common/collective funds | Investments measured at net asset value:
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 8,422,252,047	$ 7,883,697,168